Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets, Net
14.	INTANGIBLE ASSETS, NET

	As of December 31, 2022
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$71,753	$(49,920)	$(20,885)	$948
Operating rights for licensed games	56,283	(39,638)	(12,728)	3,917
Domain names and trademarks	24,867	(9,752)	(15,110)	5
Computer software	11,832	(11,308)	0	524
Developed technologies	8,212	(869)	(7,343)	0
Others	2,743	(905)	(1,838)	0

Total	$175,690	$(112,392)	$(57,904)	$5,394

	As of December 31, 2023
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$50,998	$(37,502)	$(13,097)	$399
Operating rights for licensed games	56,724	(42,857)	(12,513)	1,354
Domain names and trademarks	21,832	(6,974)	(14,858)	0
Computer software	11,538	(11,065)	0	473
Developed technologies	8,092	(857)	(7,235)	0
Others	2,696	(889)	(1,807)	0

Total	$151,880	$(100,144)	$(49,510)	$2,226

Amortization
For the years ended December 31, 2023, 2022 and 2021, amortization of intangible assets was $13.6 million, $11.3 million and $12.5 million, respectively.
As of December 31, 2023, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,	(in thousands)
2024	$1,841
2025	363
2026	22
2027	0
2028	0
Thereafter	0

Total expected amortization expense	$2,226